Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.005	$ 0.005	$ 0.005
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	156,000	156,000	156,000
Preferred stock, shares outstanding	156,000	156,000	156,000
Preferred stock, liquidation preference	$ 156	$ 156	$ 156
Common stock, par value	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized	150,000,000	100,000,000	100,000,000
Common stock, shares issued	7,849,000	3,426,000	361,000
Common stock, shares outstanding	7,849,000	3,426,000	361,000